Description of Business (Details Narrative)	9 Months Ended
Sep. 30, 2023 $ / shares shares
Description of Business
Public offering price	$ 4.25
Exercise price of share	$ 4.25
Stock split description	1-for-15
Aggregate public offering | shares	780,000